Loss per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Numerator for diluted loss per common share - loss from continuing operations	$ (21,710)	$ (11,832)	$ (15,149)	$ (22,809)	$ (54,773)	$ (16,682)	$ 4,658	$ (5,960)	$ (71,500)	$ (72,757)	$ (177)
Net income attributable to the non-controlling interests									(6,738)	(8,411)	(10,378)
Loss attributable to MDC Partners Inc. common shareholders from continuing operations									(78,238)	(81,168)	(10,555)
Effect of dilutive securities									0	0	0
Numerator for diluted income per common share - loss attributable to MDC Partners Inc. common shareholders from continuing operations									$ (78,238)	$ (81,168)	$ (10,555)
Denominator
Denominator for basic loss per common share - weighted average common shares (in shares)									30,726,773	29,120,373	28,161,144
Effect of dilutive securities:
Dilutive potential common shares (in shares)									0	0	0
Denominator for diluted loss per common share - adjusted weighted shares and assumed conversions (in shares)									30,726,773	29,120,373	28,161,144
Basic loss per common share from continuing operations (in dollars per share)	$ (0.75)	$ (0.42)	$ (0.56)	$ (0.82)	$ (1.94)	$ (0.64)	$ 0.07	$ (0.27)	$ (2.55)	$ (2.79)	$ (0.38)
Diluted loss per common share from continuing operations (in dollars per share)	$ (0.75)	$ (0.42)	$ (0.56)	$ (0.82)	$ (1.94)	$ (0.64)	$ 0.06	$ (0.27)	$ (2.55)	$ (2.79)	$ (0.38)